Document and Entity Information Document	3 Months Ended
Mar. 31, 2020
Amendment Flag	false
Entity Central Index Key	0000101829
Written Communications	false
City Area Code	(781)
Entity Address, Address Line One	870 Winter Street,
Entity Incorporation, State or Country Code	DE
Entity File Number	1-812
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	RAYTHEON TECHNOLOGIES CORPORATION
Entity Emerging Growth Company	false
Entity Tax Identification Number	06-0570975
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
Local Phone Number	522-3000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Security Exchange Name	NYSE
Notes 2.150% Due 2030 [Member]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	RTX 30
Security Exchange Name	NYSE
Floating Rate Notes Due2020 [Member]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	RTX 20B
Security Exchange Name	NYSE